Document And Entity Information	Dec. 09, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 09, 2025
Entity Registrant Name	Exodus Movement, Inc.
Entity Central Index Key	0001821534
Entity Emerging Growth Company	true
Entity File Number	001-42047
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	81-3548560
Entity Address, Address Line One	15418 Weir St.
Entity Address, Address Line Two	#333
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68137
City Area Code	833
Local Phone Number	992-2566
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A Common Stock, par value $0.000001 per share
Trading Symbol	EXOD
Security Exchange Name	NYSEAMER
Amendment Description	On December 9, 2025, Exodus Movement, Inc. (the “Company”) furnished a Current Report on Form 8-K (the “Original Form 8-K”) in connection with a press release announcing an update to selected digital asset holdings of Exodus’ corporate treasury, as well as updated user and exchange provider processed volume metrics, as of November 30, 2025.The press release attached as Exhibit 99.1 to the Original Form 8-K incorrectly provided Exodus’ exchange provider processed volume using the October 2025 date rather than the correct November 2025 date, although the reported processed volume figure itself remains unchanged.This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being furnished to correct the date provided for Exodus’ exchange provider processed volume for the month of November 2025, amend and restate the Original Form 8-K in its entirety, and furnish a corrected press release as Exhibit 99.1, which supersedes and replaces the press release filed as Exhibit 99.1 to the Original Form 8-K in its entirety.